Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2025
SOLV Energy Holdings LLC [Member]
Goodwill and Other Intangible Assets [Line Items]
Goodwill and Other Intangible Assets
(7) Goodwill and Other Intangible Assets
Goodwill
The changes in the carrying amount of goodwill for SOLV’s reportable segment were as follows:

Balance at December 31, 2024	$410,006
Goodwill related to acquisitions completed in 2025 (Note 15)	19,273

Balance at December 31, 2025	$429,279

In connection with the 2025, 2024 and 2023 annual goodwill impairment assessments, management elected to bypass performing qualitative impairment assessments and proceeded directly to performing quantitative impairment tests of the Company’s reporting units. The results of these quantitative tests indicated the fair value of each of the Company’s reporting units exceeded its carrying amount, and therefore, no goodwill impairment charge was recognized in 2025, 2024 or 2023. Therefore, other than the goodwill recognized in connection with current-year acquisitions, there were no changes in the carrying amount of goodwill for the period ended December 31, 2023 to December 31,
2025.

Other Intangible Assets
The value of intangible assets was determined upon
 acquisition based on fair value assumptions determined at that time. Intangible assets with finite useful lives are amortized over their respective estimated useful lives using the straight-line method.
The following table summarizes the Company’s intangible assets:

	As of December 31, 2025
	Remaining Weighted Average Amortization Period in Years	Intangible Assets	Accumulated Amortization	Intangible Assets, Net
Trade Name	8.5	$120,670	$(43,378)	$77,292
Customer Relationships	5.4	343,900	(152,376)	191,524
Backlog	0.5	60,190	(58,813)	1,377
Patents/Know-How	11.0	126,000	(33,803)	92,197

Total		$650,760	$(288,370)	$362,390

	As of December 31, 2024
	Intangible Assets	Accumulated Amortization	Intangible Assets, Net
Trade Name	$117,700	$(33,089)	$84,611
Customer Relationships	328,500	(115,130)	213,370
Backlog	57,000	(57,000)	—
Patents/Know-How	126,000	(25,403)	100,597

Total	$629,200	$(230,622)	$398,578

The estimated future aggregate amortization expense for finite-lived intangible assets as of December 31, 2025, is set forth below:

Year Ending December 31:
2026	$58,172
2027	56,866
2028	56,389
2029	55,927
2030	50,145
Thereafter	84,891

Total	$362,390